Interbank Borrowings (Details) - Schedule of foreign obligations - Loans From Foreign Financial Institutions [Member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Due within 1 year [Member]
Interbank Borrowings (Details) - Schedule of foreign obligations [Line Items]
Interbank borrowings	$ 1,116,570	$ 1,970,790
Due within 1 and 2 year [Member]
Interbank Borrowings (Details) - Schedule of foreign obligations [Line Items]
Interbank borrowings	35,667	225,025
Due within 2 and 3 year [Member]
Interbank Borrowings (Details) - Schedule of foreign obligations [Line Items]
Interbank borrowings		37,400
Due within 3 and 4 year [Member]
Interbank Borrowings (Details) - Schedule of foreign obligations [Line Items]
Interbank borrowings
Due After 5 Years [Member]
Interbank Borrowings (Details) - Schedule of foreign obligations [Line Items]
Interbank borrowings
Interbank borrowings	$ 1,152,237	$ 2,233,215